UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Diversified Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                             Asset-Backed Securities                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             North Street Referenced Linked Notes 2000-1 Ltd.
                             Series 2005-8A Class D, 17.30%, 6/15/41 (a)                              $    1,350      $      62,505
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Asset-Backed Securities - 0.0%                                                            62,505
-----------------------------------------------------------------------------------------------------------------------------------

Industry                     Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%       Allison Transmission, 11.25%, 11/01/15 (b)(c)                                   515            468,650
                             Lear Corp., 8.75%, 12/01/16                                                     385            349,387
                                                                                                                      -------------
                                                                                                                            818,037
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.5%     CPG International I, Inc., 11.468%, 7/01/12 (a)                               2,500          2,075,000
                             Masonite International Corp., 11%, 4/06/15                                      860            576,200
                                                                                                                      -------------
                                                                                                                          2,651,200
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%       E*Trade Financial Corp., 12.50%, 11/30/17 (b)                                 2,000          2,180,000
                             Marsico Parent Co., LLC, 10.625%, 1/15/16(b)(d)                                 724            651,600
                             Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)(d)                           258            232,577
                             Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)(d)                      174            154,070
                                                                                                                      -------------
                                                                                                                          3,218,247
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.6%             American Pacific Corp., 9%, 2/01/15                                             440            433,400
                             Ames True Temper, Inc., 6.713%, 1/15/12 (a)                                   3,425          2,988,312
                             Hanna (M.A.) Co., 6.89%, 9/22/08                                              2,000          2,000,000
                             Hexion U.S. Finance Corp., 7.176%, 11/15/14 (a)                               2,000          1,900,000
                             MacDermid, Inc., 9.50%, 4/15/17 (b)                                             420            407,400
                             NOVA Chemicals Corp., 5.953%, 11/15/13 (a)                                    2,745          2,360,700
                                                                                                                      -------------
                                                                                                                         10,089,812
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &        PNA Intermediate Holding Corp., 9.676%, 2/15/13 (a)(c)                          330            284,625
Supplies - 1.6%              Sally Holdings LLC, 10.50%, 11/15/16                                            850            828,750
                             US Investigations Services, Inc., 10.50%, 11/01/15 (b)                        1,000            905,000
                             West Corp., 11%, 10/15/16                                                       985            871,725
                                                                                                                      -------------
                                                                                                                          2,890,100
-----------------------------------------------------------------------------------------------------------------------------------
Construction                 Nortek Holdings, Inc., 10%, 12/01/13 (b)                                      2,050          2,037,187
Materials - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                 Berry Plastics Holding Corp., 6.675%, 9/15/14 (a)                             2,235          1,888,575
Packaging - 5.8%             Berry Plastics Holding Corp., 8.875%, 9/15/14                                    60             54,900
                             Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                            1,570          1,036,200
                             Smurfit Kappa Funding Plc, 7.75%, 4/01/15                                     5,000          4,537,500
                             Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                          780            672,750
                             Wise Metals Group LLC, 10.25%, 5/15/12                                        2,750          2,399,375
                                                                                                                      -------------
                                                                                                                         10,589,300
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial        Ford Motor Credit Co., LLC, 5.80%, 1/12/09                                      815            688,666
Services - 1.9%              Ford Motor Credit Co., LLC, 5.46%, 1/13/12 (a)                                  210            206,039
                             Ford Motor Credit Co., LLC, 7.163%, 4/15/12 (a)                               2,500          2,459,320
                                                                                                                      -------------
                                                                                                                          3,354,025
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%    NSG Holdings LLC, 7.75%, 12/15/25 (b)                                         1,570          1,550,375
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &       NXP BV, 5.463%, 10/15/13 (a)                                                  1,675          1,532,625
Instruments - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &           Ocean RIG ASA, 6.70%, 4/04/11 (a)                                             3,000          3,000,000
Services - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                     Corporate Bonds                                                               (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples               Rite Aid Corp., 9.375%, 12/15/15                                         $      580      $     452,400
Retailing - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &      LVB Acquisition Merger Sub, Inc., 10%, 10/15/17 (b)                             350            375,375
Supplies - 3.2%              LVB Acquisition Merger Sub, Inc., 10.375%, 10/15/17 (b)(c)                      350            371,875
                             LVB Acquisition Merger Sub, Inc., 11.625%, 10/15/17 (b)                         480            508,800
                             ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (b)                        4,500          4,500,000
                                                                                                                      -------------
                                                                                                                          5,756,050
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      Community Health Systems, Inc. Series WI, 8.875%, 7/15/15                       760            783,750
Services - 0.6%              Universal Hospital Services, Inc., 6.303%, 6/01/15 (a)                          280            265,300
                                                                                                                      -------------
                                                                                                                          1,049,050
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &        Harrah's Operating Co., Inc, 10.75%, 2/01/16 (b)                              4,159          3,607,932
Leisure - 7.0%               Harrah's Operating Co., Inc, 10.75%, 2/01/18 (b)(c)                           1,278            963,572
                             Little Traverse Bay Bands of Odawa Indians, 10.25%,
                             2/15/14 (b)                                                                     800            748,000
                             Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (b)                                510            420,750
                             Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)                    410            357,725
                             Snoqualmie Entertainment Authority, 6.936%, 2/01/14 (a)(b)                      305            236,375
                             Travelport LLC, 7.307%, 9/01/14 (a)                                             945            803,250
                             Tropicana Entertainment LLC Series WI, 9.625%,
                             12/15/14 (e)                                                                    245            137,200
                             Tunica-Biloxi Gaming Authority, 9%, 11/15/15 (b)                              1,000            975,000
                             Universal City Florida Holding Co. I, 7.623%, 5/01/10 (a)                     4,525          4,445,812
                                                                                                                      -------------
                                                                                                                         12,695,616
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%    Jarden Corp., 7.50%, 5/01/17                                                    525            468,562
                             Stanley-Martin Communities LLC, 9.75%, 8/15/15                                1,250            562,500
                             The Yankee Candle Co., Inc., 9.75%, 2/15/17                                     285            222,300
                                                                                                                      -------------
                                                                                                                          1,253,362
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power            Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                          1,000          1,030,000
Producers & Energy           Texas Competitive Electric Holdings Co. LLC, 10.50%,
Traders - 1.0%               11/01/16 (b)(c)                                                                 800            812,000
                                                                                                                      -------------
                                                                                                                          1,842,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%             USI Holdings Corp., 6.551%, 11/15/14 (a)(b)                                     490            394,450
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%             ESCO Corp., 6.675%, 12/15/13 (a)(b)                                             920            846,400
                             RBS Global, Inc., 8.875%, 9/01/16                                               505            487,325
                             Titan International, Inc., 8%, 1/15/12                                          460            463,450
                                                                                                                      -------------
                                                                                                                          1,797,175
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (b)                             141            145,230
-----------------------------------------------------------------------------------------------------------------------------------
Media - 7.5%                 Affinion Group, Inc., 10.125%, 10/15/13                                          80             81,800
                             Affinion Group, Inc., 11.50%, 10/15/15                                          240            243,900
                             Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (a)                       3,000          3,015,000
                             Canadian Satellite Radio Holdings, Inc., 12.75%, 2/15/14                      3,000          2,805,000
                             NTL Cable Plc, 9.125%, 8/15/16                                                3,725          3,650,500
                             Nielsen Finance LLC, 10%, 8/01/14 (b)                                           980          1,010,625
                             Paxson Communications Corp., 5.963%, 1/15/12 (a)(b)                             875            730,625
                             TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                                    1,570          1,428,700

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                     Corporate Bonds                                                               (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)                     $      832      $     557,440
                                                                                                                      -------------
                                                                                                                         13,523,590
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.5%       Aleris International, Inc., 9%, 12/15/14 (c)                                    460            376,050
                             Aleris International, Inc., 10%, 12/15/16 (c)                                   500            358,750
                             Indalex Holding Corp. Series B, 11.50%, 2/01/14                               1,076            586,420
                             RathGibson, Inc., 11.25%, 2/15/14                                             1,425          1,403,625
                             Ryerson, Inc., 10.248%, 11/01/14 (a)(b)                                       2,010          1,854,225
                                                                                                                      -------------
                                                                                                                          4,579,070
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        SandRidge Energy, Inc., 6.323%, 4/01/14 (a)(b)                                1,000            980,000
Fuels - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest               Abitibi-Consolidated, Inc., 6.30%, 6/15/11 (a)                                5,000          2,250,000
Products - 7.1%              Ainsworth Lumber Co. Ltd., 6.446%, 10/01/10 (a)                               3,245          1,557,600
                             Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12                                      250            112,500
                             Ainsworth Lumber Co. Ltd., 6.696%, 4/01/13 (a)                                2,085          1,063,350
                             Bowater, Inc., 9%, 8/01/09                                                      190            171,950
                             NewPage Corp., 9.123%, 5/01/12 (a)                                            3,000          3,135,000
                             NewPage Corp., 10%, 5/01/12 (b)                                                 820            873,300
                             Verso Paper Holdings LLC Series B, 6.623%, 8/01/14 (a)                        4,000          3,720,000
                                                                                                                      -------------
                                                                                                                         12,883,700
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%       Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (a)                         1,500          1,297,500
                             Elan Finance Plc, 6.676%, 11/15/11 (a)                                        2,000          1,880,000
                                                                                                                      -------------
                                                                                                                          3,177,500
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &     Realogy Corp., 10.50%, 4/15/14                                                1,430          1,072,500
Development - 2.0%           Realogy Corp., 11%, 4/15/14 (c)                                               3,285          2,135,250
                             Realogy Corp., 12.375%, 4/15/15                                                 760            414,200
                                                                                                                      -------------
                                                                                                                          3,621,950
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%           Swift Transportation Co., Inc., 10.426%, 5/15/15 (a)(b)                       1,520            501,600
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &             Avago Technologies Finance Pte. Ltd., 8.182%, 6/01/13 (a)                       400            399,500
Semiconductor                Freescale Semiconductor, Inc., 8.875%, 12/15/14 (c)                             260            230,100
Equipment - 0.9%             Spansion, Inc., 5.807%, 6/01/13 (a)(b)                                        1,410          1,029,300
                                                                                                                      -------------
                                                                                                                          1,658,900
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%              BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)                                   733            440,001
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.2%      AutoNation, Inc., 4.713%, 4/15/13 (a)                                         2,700          2,386,125
                             Buffets, Inc., 12.50%, 11/01/14 (e)                                             360              7,200
                             General Nutrition Centers, Inc., 7.199%, 3/15/14 (a)(c)                       1,670          1,452,140
                             Michaels Stores, Inc., 10%, 11/01/14                                            715            661,375
                             Michaels Stores, Inc., 11.375%, 11/01/16                                      1,135            976,100
                             United Auto Group, Inc., 7.75%, 12/15/16                                        355            330,150
                                                                                                                      -------------
                                                                                                                          5,813,090
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication   BCM Ireland Preferred Equity Ltd., 10.597%, 2/15/17 (b)(c)               EUR    401            424,070
Services - 5.6%              Centennial Communications Corp., 8.448%, 1/01/13 (a)                     $    3,000          2,857,500
                             Cricket Communications, Inc., 9.375%, 11/01/14                                  825            796,125
                             Cricket Communications, Inc., 10.875%, 11/01/14 (b)(f)                          280            270,200
                             Digicel Group Ltd., 8.875%, 1/15/15 (b)                                       1,070            981,725
                             Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                                    2,129          1,786,028

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                     Corporate Bonds                                                               (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             FiberTower Corp., 9%, 11/15/12 (g)                                       $      350      $     267,750
                             FiberTower Corp., 9%, 11/15/12 (b)(g)                                           650            497,250
                             iPCS, Inc., 4.998%, 5/01/13 (a)                                                 380            326,800
                             Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)                          800            788,000
                             Nordic Telephone Co. Holdings ApS, 10.357%, 5/01/16 (a)(b)               EUR    500            766,203
                             Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                         $      325            311,187
                                                                                                                      -------------
                                                                                                                         10,072,838
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Corporate Bonds - 68.7%                                                              124,368,480
-----------------------------------------------------------------------------------------------------------------------------------

                             Floating Rate Loan Interests
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%              US Airways Group, Inc. Term Loan B, 4.883%, 3/22/14                             990            671,220
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.7%       Allison Transmission Term Loan B, 5.42% - 5.74%, 8/07/14                      1,996          1,828,119
                             Intermet Corp., First Lien Term Loan, 7.99%, 11/08/10                           357            315,672
                             Intermet Corp., Letter of Credit, 7.501%, 11/08/10                              518            457,593
                             Metaldyne Corp., Letter of Credit, 2.553% - 6.50%, 1/15/12                       86             67,825
                             Metaldyne Corp., Term Loan B, 6.50%, 1/15/14                                    588            461,207
                                                                                                                      -------------
                                                                                                                          3,130,416
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%             Culligan International Second Lien Term Loan,
                             9.134% - 9.136%, 4/24/13
                                                                                                      EUR    500            388,936
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%         Talecris Biotherapeutics, Inc. First Lien Term Loan,
                             6.03% - 6.18%, 11/13/14
                                                                                                      $      497            452,708
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.5%     Masonite International, Term Loan, 5.046%, 4/06/13                              500            473,955
                             Masonite International, Term Loan B, 5.046%, 4/06/13                            499            473,551
                                                                                                                      -------------
                                                                                                                            947,506
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.8%             BOC Edwards Ltd. Term Loan B, 4.644%, 5/21/14                                   496            389,556
                             Huish Detergents, Inc. First Lien Term Loan, 4.70%, 4/15/14                     496            439,446
                             ISP Chemco Term Loan B, 4.125% - 4.563%, 5/25/14                                496            471,127
                             Ineos Group Plc, Term Loan B, 4.885%, 2/20/15                                   500            457,500
                             Ineos Group Plc, Term Loan C, 5.385%, 2/20/14                                   500            457,500
                             PQ Corp., First Lien Term Loan, 8.203%, 5/29/15                                 500            468,750
                             PQ Corp., Second Lien Term Loan, 12.442%, 5/29/16                             3,250          2,860,000
                             Solutia, Inc. Term Loan, 15.50%, 4/21/15                                        734            717,814
                             Viridian Group Plc Term Loan, 8.526% - 9.621%, 12/21/12                  GBP  1,000          1,750,624
                             Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (e)                 $    3,000            690,000
                                                                                                                      -------------
                                                                                                                          8,702,317
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &        ARAMARK Corp., Letter of Credit, 5.198%, 1/30/14                                158            148,262
Supplies - 5.4%              ARAMARK Corp., Term Loan B, 4.571%, 1/30/14                                   2,487          2,333,739
                             Brickman Group, Inc. Term Loan, 4.696%, 1/30/14                                 742            696,094
                             Euramax International Plc, First Lien Term Loan, 8%, 6/29/12                  1,217          1,047,396
                             Euramax International Plc, Second Lien Term Loan,
                             10.728%, 6/29/13                                                              1,668            984,368
                             Evenflo Company, Inc. Term Loan, 5.144%, 2/15/13                                477            398,808
                             Jason, Inc. Term Loan B, 4.998%, 4/30/10                                        488            426,614
                             NES Rentals Holdings, Inc. Term Loan C, 9.625%, 7/12/13                       1,725          1,346,055

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                     Floating Rate Loan Interests                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Service Master Bridge Loan, 7.92%, 7/28/08                               $    1,800      $   1,440,000
                             West Corp. Term Loan, 4.756% - 5.274%, 10/31/13                                 987            913,108
                                                                                                                      -------------
                                                                                                                          9,734,444
-----------------------------------------------------------------------------------------------------------------------------------
Communications               Alltel Corp. Term Loan B3, 5.248%, 5/18/15                                    1,994          1,849,242
Equipment - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                  Intergraph Corp. Term Loan, 8.646%, 11/15/14                                    500            481,875
Peripherals - 1.2%           Reynolds and Reynolds Co. First Lien Term Loan,
                             4.383%, 10/31/12                                                              1,791          1,711,313
                                                                                                                      -------------
                                                                                                                          2,193,188
-----------------------------------------------------------------------------------------------------------------------------------
Construction &               Brand Energy & Infrastructure Services, Inc. Term Loan B,
Engineering - 0.2%           5% - 5.188%, 2/15/15                                                            492            426,282
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                 Anchor Glass Container Corp. Term Loan B, 4.631%, 5/03/13                     1,108          1,094,298
Packaging - 2.5%             Berry Plastics Corp. Term Loan B, 9.728%, 6/15/14                             2,855          1,999,064
                             Graham Packaging Co. LP Term Loan B, 4.875% - 5%, 4/15/11                     1,481          1,412,769
                                                                                                                      -------------
                                                                                                                          4,506,131
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer         Coinmach Laundry Corp. Term Loan B, 5.70%, 11/15/14                           2,000          1,770,000
Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial        J.G. Wentworth Manufacturing Term Loan B, 4.921%, 4/15/14                     2,000          1,575,000
Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                  Wind Telecomunicazione SpA Payment In Kind,
Telecommunication            9.984%, 12/21/11                                                              2,124          2,066,017
Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical                   Generac Power Systems, Inc. First Lien Term Loan,
Equipment - 1.1%             5.184%, 11/15/13                                                              2,500          2,031,250
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &           Dresser, Inc. First Lien Term Loan, 4.881% - 5.219%, 5/15/14                    982            938,534
Services - 1.0%              MEG Energy Corp., Delayed Draw Term Loan, 4.69% - 4.70%, 3/23/13                499            470,661
                             MEG Energy Corp., Term Loan B, 4.70%, 4/03/13                                   490            461,008
                                                                                                                      -------------
                                                                                                                          1,870,203
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples               Bolthouse Farms, Inc. Second Lien Term Loan,
Retailing - 2.0%             8.196%, 12/01/13                                                                500            470,000
                             Dole Food Co., Inc., Letter of Credit, 2.58%, 4/12/13                           139            129,188
                             Dole Food Co., Term Loan B, 4.75% - 6.25%, 4/12/13                              307            284,858
                             Dole Food Co., Term Loan C, 4.75% - 6.25%, 4/04/13                            1,026            949,528
                             McJunkin Corp. Term Loan B, 6.134%, 1/30/14                                     740            728,899
                             Sturm Foods, Inc., First Lien Term Loan, 5.438%, 1/30/14                        495            385,275
                             Sturm Foods, Inc., Second Lien Term Loan, 8.938%, 6/30/14                     1,000            560,000
                                                                                                                      -------------
                                                                                                                          3,507,748
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%         Jetro Holdings, Inc. Term Loan, 5.20%, 5/11/14                                  484            455,312
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &      Biomet, Inc. Term Loan B, 5.696%, 3/25/14                                       498            484,269
Supplies - 0.7%              ReAble Therapeutics Finance LLC Term Loan,
                             5.696%, 5/14/14                                                                 748            727,552
                                                                                                                      -------------
                                                                                                                          1,211,821
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      CCS Medical First Lien Term Loan, 5.93%, 10/31/12                               487            416,777
Services - 1.7%              Community Health Systems, Inc. Term Loan B,
                             5.335%, 6/18/14                                                                 935            882,340

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                     Floating Rate Loan Interests                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Health Management Associates, Inc. Term Loan B,
                             4.446%, 1/15/14                                                          $    1,943      $   1,802,375
                                                                                                                      -------------
                                                                                                                          3,101,492
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &        Golden Nugget, Inc. Term Loan Second Lien, 5.71%, 11/30/14                      500            340,000
Leisure - 3.3%               Great Canadian Gaming Corp. Term Loan B, 4.19%, 2/15/14                         493            482,641
                             Green Valley Ranch Gaming LLC Term Loan, 5.894%, 8/30/14                        500            328,125
                             Harrah's Entertainment, Inc. Term Loan B2, 5.906% - 5.92%, 1/29/15              500            466,797
                             Lake Las Vegas Resort Revolving Credit, 11.75%, 12/14/12 (e)                    120             30,093
                             Lake Las Vegas Resort Term Loan B, 11.75%, 12/14/12 (e)                         909            227,420
                             Las Vegas Sands LLC, Delay Draw Term Loan, 4.17%, 5/23/14                       200            183,833
                             Las Vegas Sands LLC, Term Loan B, 4.45%, 5/04/14                                794            729,819
                             QCE LLC Second Lien Term Loan, 8.446%, 11/05/13                               1,000            815,000
                             Venetian Macau US Finance Co. LLC, Delay Draw Term Loan,
                             4.95%, 5/25/12                                                                1,000            965,000
                             Venetian Macau US Finance Co. LLC, Term Loan B,
                             4.95%, 5/25/13                                                                1,500          1,447,500
                                                                                                                      -------------
                                                                                                                          6,016,228
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%    American Residential Services Second Lien Term Loan,
                             12%, 4/17/15                                                                  1,000            985,654
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%    Spectrum Brands, Inc., Letter of Credit, 2.678%, 4/15/13                         80             76,587
                             Spectrum Brands, Inc., Term Loan B-2, 6.59% - 6.734%, 4/15/13                 1,108          1,053,947
                                                                                                                      -------------
                                                                                                                          1,130,534
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.3%           Activant Solutions Term Loan B, 4.75% - 5.063%, 5/02/13                       1,638          1,449,966
                             Audio Visual Services Corp., Second Lien Term Loan,
                             8.20%, 9/15/14                                                                  500            450,000
                             Audio Visual Services Corp., Term Loan B, 4.95%, 3/15/14                        995            845,750
                             Ceridian Corp. Term Loan, 5.59%, 11/07/14                                     1,000            875,000
                             First Data Corp., Term Loan B, 5.143% - 5.446%, 9/24/14                         497            461,149
                             First Data Corp., Term Loan B2, 5.349% - 5.446%, 9/24/14                      1,498          1,389,748
                             First Data Corp., Term Loan B3, 5.349% - 5.446%, 9/24/14                        498            462,650
                                                                                                                      -------------
                                                                                                                          5,934,263
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers  TXU Corp., Term Loan B-2, 6.121% - 6.478%, 10/14/29                             995            936,318
& Energy Traders - 1.0%      TXU Corp., Term Loan B-3, 6.234% - 6.478%, 10/10/14                             995            935,051
                                                                                                                      -------------
                                                                                                                          1,871,369
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                   Sequa Corp. Term Loan B, 5.64% - 5.95%, 11/21/14                                498            474,124
Conglomerates - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%             Alliant Insurance Services Term Loan B, 5.696%, 10/23/14                        497            461,431
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%             Navistar International Transportation Corp., Revolving Credit,
                             5.903% - 6.149%, 6/30/12                                                        800            751,334
                             Navistar International Transportation Corp., Term Loan,
                             6.149% - 6.292%, 6/30/12                                                      2,200          2,066,167
                             Rexnord Corp. Payment In Kind Term Loan, 10.058%, 3/02/13                       362            284,459
                                                                                                                      -------------
                                                                                                                          3,101,960
-----------------------------------------------------------------------------------------------------------------------------------
Media - 13.0%                Affinion Group, Inc. Term Loan, 9.267%, 3/01/12                               1,150            960,250

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                     Floating Rate Loan Interests                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Alix Partners Term Loan B, 4.71%, 10/30/13                               $      506      $     488,400
                             Cequel Communications LLC, Second Lien Term Loan,
                             7.373%, 5/04/14                                                               2,000          1,715,000
                             Cequel Communications LLC, Term Loan B, 4.685% - 6.25%, 11/05/13                799            743,403
                             Charter Communications, Inc. Term Loan B, 4.89% - 4.90%, 4/30/14                997            885,848
                             ClientLogic Holding Corp. Term Loan B, 5.106% - 5.20%, 1/30/14                  973            778,768
                             Easton-Bell Sports, Inc. Term Loan B, 8.98% - 8.99%, 5/01/12                  1,268          1,146,074
                             Education Media and Publishing, First Lien Term Loan B,
                             6.901%, 11/14/14                                                              1,537          1,407,159
                             Education Media and Publishing, Second Lien Term Loan,
                             6.901% - 11.401%, 11/14/14                                                    5,562          4,616,927
                             Ellis Communications Term Loan, 10%, 12/30/11                                 1,947          1,558,148
                             Idearc, Inc. Term Loan B, 4.70%, 11/15/14                                     1,225          1,017,669
                             Insight Midwest Holdings LLC Delay Draw Term Loan,
                             4.69%, 4/03/14                                                                2,025          1,933,152
                             NEP Supershooters, LP Term Loan B, 4.946%, 2/13/14                              989            895,120
                             National Cinemedia LLC Term Loan B, 4.62%, 2/28/15                            1,500          1,378,829
                             Nielsen Finance LLC Term Loan B, 4.734%, 8/09/13                              1,970          1,849,698
                             Penton Media, Term Loan, 7.899%, 2/15/13                                      1,000            805,000
                             Penton Media, Term Loan, 4.631% - 5.149%, 2/15/14                               990            693,000
                             ProSiebenSat.1 Media AG Term Loan B, 6.77%, 6/30/15                      EUR    500            539,892
                                                                                                                      -------------
                                                                                                                         23,412,337
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.7%      Neiman Marcus Group, Inc. Term Loan, 4.758%, 4/06/13                     $    1,250          1,194,375
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        Petroleum Geo-Services ASA Term Loan B, 4.45%, 6/30/15                          476            460,579
Fuels - 1.4%                 Scorpion Drilling Ltd. Second Lien Term Loan,
                             10.149%, 5/05/15
                                                                                                           2,000          2,040,000
                                                                                                                      -------------
                                                                                                                          2,500,579
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest               Boise Cascade Holdings LLC Second Lien Term Loan,
Products - 0.3%              7.50%, 2/05/15
                                                                                                             500            500,446
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%       Pharmaceutical Technologies & Services (PTS) Term Loan, 4.946%, 4/15/14       1,488          1,323,127
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &     LNR Property Corp. Term Loan B, 6.03%, 7/12/11                                2,640          2,237,400
Development - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.2%              Aspect Software Second Lien Term Loan, 9.75%, 7/05/12                         2,500          2,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%      Claire's Stores Term Loan B, 5.446% - 5.613%, 5/24/14                           495            393,685
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication   IPC Systems First Lien Term Loan, 4.946%, 5/25/14                               496            380,458
Services - 0.4%              NG Wireless Term Loan, 5.131% - 5.446%, 7/31/14                                 406            386,096
                                                                                                                      -------------
                                                                                                                            766,554
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Floating Rate Loan Interests - 58.1%                                                 105,145,299
-----------------------------------------------------------------------------------------------------------------------------------

                             Common Stocks                                                                Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%       E*Trade Financial Corp. (h)                                                  96,809            396,917
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%  Medis Technologies Ltd. (h)                                                 176,126          1,090,220
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks - 0.8%                                                                   1,487,137
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                     Preferred Securities                                                          (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial        Citigroup, Inc., 8.40% (a)(i)                                            $    1,300      $   1,288,677
Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Capital Trusts - 0.7%                                                                  1,288,677
-----------------------------------------------------------------------------------------------------------------------------------

                             Preferred Stocks                                                             Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%       Marsico Parent Superholdco, LLC, 16.75% (b)(d)                                   48             42,240
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        EXCO Resources, Inc., 7% (g)                                                     54            648,000
Fuels - 1.9%                 EXCO Resources, Inc., 11%                                                       221          2,652,000
                                                                                                                      -------------
                                                                                                                          3,300,000
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Preferred Stocks - 1.9%                                                                3,342,240
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Preferred Securities - 2.6%                                                            4,630,917
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Long-Term Securities
                             (Cost - $271,519,538) - 130.2%                                                             235,694,338
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Beneficial
                                                                                                        Interest
                             Short-Term Securities                                                         (000)
-----------------------------------------------------------------------------------------------------------------------------------
                             BlackRock Liquidity Series, LLC Cash Sweep Series,
                             2.63% (j)(k)                                                             $    2,305          2,304,847
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $2,304,847) - 1.3%                                       2,304,847
-----------------------------------------------------------------------------------------------------------------------------------

                             Options Purchased                                                         Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                 Marsico Parent Superholdco LLC, expiring December 2009
                             at USD 942.86, Broker Goldman Sachs & Co.                                         - (l)         22,425
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Options Purchased (Cost - $12,711) - 0.0%                                                 22,425
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments Before Option Written
                             (Cost - $273,837,096*) - 131.5%                                                            238,021,610
-----------------------------------------------------------------------------------------------------------------------------------

                             Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                 Pay a fixed rate of 0.93% and receive a floating rate based on
                             3-month USD LIBOR, expiring July 2008 at USD 93,
                             Broker Credit Suisse International                                                2 (m)        (12,032)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                  Receive a fixed rate of 0.93% and pay a floating rate based on
                             3-month USD LIBOR, expiring July 2008 at USD 93,
                             Broker Credit Suisse International                                                2 (m)        (77,586)
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Options Written
                             (Premiums Received - $120,000) - 0.0%                                                          (89,618)
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments, Net of Options Written - 131.5%                                         237,931,992

                             Liabilities in Excess of Other Assets - (31.5%)                                            (56,987,439)
                                                                                                                      -------------
                             Net Assets - 100.0%                                                                      $ 180,944,553
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 274,266,145
                                                                  =============
      Gross unrealized appreciation                               $   2,438,921
      Gross unrealized depreciation                                 (38,683,456)
                                                                  -------------
      Net unrealized depreciation                                 $ (36,244,535)
                                                                  =============

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Represents a pay-in-kind security that may pay interest/dividends in additional face/shares.
(d)   Illiquid security.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(g)   Convertible security.
(h)   Non-income producing security.
(i) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net Activity   Interest
      Affiliate                                             (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series LLC, Cash Sweep Series    $ (224)       $80,746
      --------------------------------------------------------------------------

(k)   Represents the current yield as of report date.
(l)   Amount is less than 1 contract.
(m)   One contract represents a notional amount of $1,000,000.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Forward foreign currency contracts as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                 Settlement        Appreciation
      Currency Purchased      Currency Sold         Date          (Depreciation)
      --------------------------------------------------------------------------
      EUR      1,430,000       $  2,267,808        7/23/08         $    (49,013)
      $        7,308,571      EUR 4,644,500        7/23/08              102,140
      $        924,798        GBP   474,000        7/23/08              (10,173)
      --------------------------------------------------------------------------
      Total Net Unrealized Appreciation on Forward
      Foreign Currency Contracts - Net                             $     42,954
                                                                   =============

o     Swaps outstanding as of May 31, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                                                Notional
                                                                 Amount         Unrealized
                                                                  (000)        Depreciation
      -------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp.
      and receive 5.25%
      Broker, Morgan Stanley Capital Services, Inc.
          Expires June 2008                                      $ 3,000       $      (540)
      Sold credit default protection on Ford Motor Company
      and receive 4.20%
      Broker, Deutsche Bank AG London
          Expires March 2010                                     $ 4,000          (359,380)

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

      --------------------------------------------------------------------------------------
                                                                  Notional      Unrealized
                                                                   Amount      Appreciation
                                                                    (000)     (Depreciation)
      --------------------------------------------------------------------------------------
      Sold credit default protection on ACES High Yield Index
      (10-13% Tranche) and receive 5%
      Broker, Morgan Stanley Capital Services, Inc.
          Expires March 2010                                     $    7,000    $     37,443

      Sold credit default protection on PagesJaunes SA and
      receive 2.10%
      Broker, Lehman Brother Special Financing
          Expires March 2012                                     EUR  2,000        (252,605)

      Sold credit default protection on BAA Ferovial Junior
      Term Loan and receive 2%
      Broker, Deutsche Bank AG London
          Expires June 2012                                      GBP    300         (33,140)

      Pay a fixed rate of 4.823% and receive a floating rate
      based on 3-month LIBOR
      Broker, JPMorgan Chase
          Expires January 2013                                   $   20,000        (554,083)

      Pay a fixed rate of 4.853% and receive a floating rate
      based on 3-month LIBOR
      Broker, Lehman Brother Special Financing
          Expires March 2013                                     $   31,000        (896,654)

      Bought credit default protection on Dow Jones CDX
      North America High Yield Index Series 10 and pay 5%
      Broker, Morgan Stanley Capital Services, Inc.
          Expires June 2013                                      $      700          (3,009)

      Bought credit default protection on Dow Jones
      CDX North America High Yield Index Series 10
      and receive 5%
      Broker, Morgan Stanley Capital Services, Inc.
          Expires June 2013                                      $    2,000         (41,840)
      --------------------------------------------------------------------------------------
      Total                                                                    $ (2,103,808)
                                                                               =============

o     Currency Abbreviations:
      EUR   Euro
      GBP   British Pound

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: July 18, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: July 18, 2008